Significant Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mexico
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.20%	13.20%	15.70%
Guatemala
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	10.90%	11.80%	12.20%
Costa Rica
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	4.50%	5.80%	5.70%
Panama
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	(1.50%)	0.50%	2.10%
Colombia
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.50%	11.00%	13.40%
Nicaragua
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	8.80%	15.60%	13.10%
Argentina
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	209.20%	179.40%	158.40%
Brazil
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.10%	11.10%	13.10%
Uruguay
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	28.50%	22.00%	25.30%
Philippines
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			11.90%